RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

At December 31, 2015 and 2014, the balances of current receivables from related parties were $0 and $467, and balances of current payable to related parties were $41 and $1,636, respectively.

At December 31, 2015 and 2014 the balances of noncurrent receivables from related parties corresponds to temporary working capital advances to OTS S.A. amounting to $6,593 and $6,088, respectively. The advances have no maturity date and are non- interest bearing.

Voyage expenses paid to related parties

For the years ended December 31, 2015, 2014 and 2013, the voyage expenses paid to related parties were as follows:

	For the years ended December 31,
	2015	2014	2013

Commercial commissions (1)	$-	$-	$476
Agency fees (2)	-	1,917	2,033
Total	$-	$1,917	$2,509

(1)	Commercial commissions

Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a former minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis. This agreement began on June 25, 2003 and ended on July 5, 2013, concurrently with the acquisition from Firmapar Corp. of its 5.55% interest in UP Offshore (Bahamas) Ltd.

(2)	Agency fees

Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. the latters companies under the same control group as Inversiones Los Avellanos S.A., a shareholder, have agreed to perform the duties of port agent for us in Argentina. Since September 3, 2014 Inversiones Los Avellanos S.A. is not further shareholder of the Company.

Operations in OTS S.A.’s terminal

UABL Paraguay, our subsidiary in the River Business, operates the terminal that pertains to OTS S.A., a 50% owned company.

For the years ended December 31, 2015, 2014 and 2013, UABL Paraguay S.A. paid to OTS S.A. $1,937, $1,319 and $1,940, respectively, for this operation.